Semiannual Report

                 NEW
                 INCOME
                 FUND

                NOVEMBER 30, 2001



[LOGO] T. ROWE PRICE

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Highlights ....................................................................1

Portfolio Manager's Report ....................................................2
   Interest Rates and Economy .................................................2
   Market Activity ............................................................3
   Performance and Strategy Review ............................................3
   Outlook ....................................................................5

Performance Comparison ........................................................7

Financial Highlights ..........................................................8

Portfolio of Investments ......................................................9

Statement of Assets and Liabilities ..........................................19

Statement of Operations ......................................................20

Statement of Changes in Net Assets ...........................................21

Notes to Financial Statements ................................................22

Annual Meeting Results .......................................................27

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at www.troweprice.com for more information.

----------
HIGHLIGHTS
--------------------------------------------------------------------------------

 .    Aggressive easing by the Federal Reserve buoyed investment-quality bond prices, which with few exceptions posted double-digit gains over the past 12 months.

 .    New Income's 6- and 12-month performances surpassed the Lehman Brothers
     U.S. Aggregate Index and the Lipper peer group.

 .    Our shift to Treasuries and government agency issues proved timely following the tragic events in September.

 .    We expect the economy to be weak for several more months and the Fed to continue its easy money policy going forward.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Periods Ended 11/30/01                               6 Months          12 Months
--------------------------------------------------------------------------------
New Income Fund                                         6.01%             11.48%
Lehman Brothers U.S.
Aggregate Index                                         5.73              11.16
Lipper Average of Corporate
Bond Funds A-Rated                                      5.10              10.41

---------------
PRICE AND YIELD
--------------------------------------------------------------------------------
                                                      5/31/01           11/30/01
Price Per Share                                         $8.53             $8.79
Dividends Per Share
   For 6 months                                          0.26              0.25
   For 12 months                                         0.53              0.51
30-Day Dividend Yield *                                  5.94%             5.22%
30-Day Standardized Yield
to Maturity                                              5.90              5.60

* Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

--------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

In response to the weakening U.S. economy, the Federal Reserve aggressively lowered interest rates throughout 2001, creating a favorable environment for most fixed-income securities. The New Income Fund delivered superior gains from income and capital appreciation during the reporting period as investors flocked to the relative safe haven of high-quality bonds.


INTEREST RATES AND ECONOMY

The horrifying destruction of the World Trade Center and related terrorist tragedies of September shook financial markets worldwide. Prior to September 11, the Federal Reserve cut interest rates seven times totaling 300 basis points (100 basis points equal one percentage point), raising hopes that the slowing economy could be reinvigorated. However, in the wake of the attacks, economists generally conceded that the U.S. had slipped into recession. Three subsequent cuts totaling 150 basis points lowered the Fed funds target rate to 2.0% - its lowest level in 40 years. (The Fed reduced its target rate another 25 basis points on December 11, following this reporting period.)

Over the last 12 months, the Treasury yield curve continued to steepen - that is, short-maturity fixed-income yields fell far further than those of longer-term issues. Few imagined or anticipated the swiftness and the magnitude of this year's trend. Short-term interest rates, as measured by two-year Treasury notes, plunged 2.87 percentage points, intermediate five-year Treasury yields declined 1.46 percentage points, and 10-year Treasuries dipped just 0.81 percentage points. Falling rates are generally positive for bond prices, and since last November short-term bonds generally outpaced long-maturity issues. In addition, corporate bonds outperformed Treasuries, despite the deteriorating economic environment as declining interest rates highlighted the yield advantage offered by these issues.

MARKET ACTIVITY

Strong demand contributed to gains, as heightened equity-market volatility prompted many investors to shift assets into the relative safe haven of fixed-income investments. Some high-quality sectors, including autos and technology, struggled; your fund maintained overweighted positions in several sectors, such as aerospace and defense and railroads, that produced strong relative returns over the past six months. Also, foreign investors seeking conservative dollar-based assets added to the demand for U.S. corporate bonds.

INTEREST RATE LEVELS

                                    [CHART]

          10-Year Treasury Note   5-Year Treasury Note    2-Year Treasury Note
11/30/00          5.56                    5.52                    5.71
12/31/00          5.10                    4.98                    5.12
 1/31/01          5.11                    4.77                    4.57
 2/28/01          4.89                    4.65                    4.39
 3/31/01          4.92                    4.56                    4.18
 4/30/01          5.34                    4.88                    4.27
 5/31/01          5.38                    4.91                    4.18
 6/30/01          5.41                    4.95                    4.24
 7/31/01          5.05                    4.53                    3.79
 8/31/01          4.83                    4.38                    3.63
 9/30/01          4.59                    3.80                    2.85
10/31/01          4.23                    3.47                    2.42
11/30/01          4.75                    4.06                    2.84


In spite of heavy issuance throughout 2001, the corporate bond market was the best performing investment-grade fixed-income sector; mid-grade securities, such as triple-B and split-rated bonds (those rated BBB and BB by different rating agencies), shined most. Treasuries were the fund's only major asset class that failed to deliver double-digit total returns (9.82%) in the latest 12-month period. Likewise, a wave of refi-nancing activity hampered the performance of mortgage-backed securities in the latest six-month stretch. Nonetheless, this asset class delivered a solid 10.33% 12-month return.

PERFORMANCE AND STRATEGY REVIEW

The combination of falling interest rates and rising demand for high-quality domestic bonds helped your fund post solid returns in the six-month and one-year periods

BOND MARKET RETURNS

             6-Month Return    12-Month Return
Treasury          6.25              9.82
Mortgage          4.90             10.33
AAA               6.28             13.07
BBB               5.72             14.27
BBB/BB            6.98             20.38

Source: Salomon Smith Barney

-------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------
Periods Ended                                              5/31/01      11/30/01
--------------------------------------------------------------------------------
Weighted Average
Maturity (years)                                               8.2           7.4
Weighted Average Effective
Duration (years)                                               5.0           4.9
Weighted Average Quality *                                      AA           AA+

*Based on T. Rowe Price research.

ended November 30. New Income outperformed the unmanaged Lehman Brothers U.S. Aggregate Index in both time frames. The fund's 6.01% six-month return was fairly evenly divided between $0.26 of per share appreciation and $0.25 of dividend income; the stellar 11.48% 12-month return was more than a full percentage point better than the Lipper average for similar quality corporate bond funds. This year's exceptional performance bolsters New Income's steady 3-(6.33%), 5- (6.26%), and 10-year (6.82%) average annual compound total returns.

Our consistently applied investment strategy focuses on fundamental analysis of the companies, sectors, and types of securities in which we invest. We analyze government, mortgage, asset-backed, and corporate bonds, as well as the credit-market trends in the U.S. and selected foreign markets, in search of investment-grade (BBB rated and higher) securities that offer high yield and stable or improving credit quality.

------------------------
SECURITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                    [CHART]

U.S. Agency Obligations                6%

Cash and Other                         1%

Corporate Bonds and Convertibles      32%

Mortgage-Backed Securities            32%

U.S. Treasuries                       22%

Asset-Backed Securities                7%


Based on net assets as of 11/30/01.

Investment-quality corporates performed admirably during the period, and overweighting the right corporate sectors, including aerospace and defense and railroads, contributed materially to our above-average performance. Credit research was another key to helping us avoid a spate of bankruptcies and downgrades among firms such as Enron and Providian Financial. As well, the bullish bond market environment underscored our decision to maintain a relatively long duration, which contributed significantly to our success. (Duration is a measure of interest rate risk. For example, a fund with a duration of five years would fall about 5% in response to a one-percentage-point rise in interest rates, and vice versa.)

Sector rotation also played an important role in our strategy over the past six months. We held a constructive outlook on corporate bonds during the first part of the summer when yields were relatively attractive. At the end of July, the fund held about two-fifths of its assets in corporates. However, we decided to soften this stance as valuations became less attractive and volatility accelerated. By the end of August, we trimmed corporate bond holdings to 33% of assets. At the same time, mortgage prepayment concerns dictated trimming our mortgage allocation. The shift to Treasuries and government agency issues proved timely following the tragic events in September. Our strategy of maintaining a modest nondollar allocation also added value during the six-month period. Positions in euro-denominated bonds benefited from a weaker dollar.

OUTLOOK

September's terrorist attacks helped push the economy into recession, but the Fed's aggressive interest rate cuts, combined with a recent tax cut, and a potentially significant economic stimulus package should set the stage for improved economic and stock market performance in 2002. A recent display of uncertainty in the bond market - despite continued Fed easing, the yield on the five-year Treasury note finished November well above its recent post-September 11 low of 3.45% -perhaps reflected this more hopeful assessment of the U.S. economy. This has been a banner year for bonds, and interest rates are relatively low; however, there are still reasons for investors to favor fixed-income securities: inflation remains at bay, the global economic picture remains hazy, the outlook for domestic corporate profits remains uncertain, and unemployment is still climbing.

Recent market volatility, however, has dictated that we trim our exposure to interest rate activity by reducing overall duration. Additionally, our focus will be directed toward yield curve positioning, sector allocation, and security selection. Despite the recent sell-off in intermediate and long maturities, the Fed may keep short-term rates low for a while. Following the recession of 1990-91, the yield curve remained upwardly sloping (long rates much higher than short), and interest rates remained low for 18 months. In such an environment, focusing on yield and yield-curve positioning are solid tactics for adding value. As always we continue to rely heavily on the experience of our corporate and mortgage analysts who help us choose and maintain the most attractive bonds.

Respectfully submitted,

/s/ William T. Reynolds

William T. Reynolds
President of the fund and chairman of its Investment Advisory Committee

December 21, 2001

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

NEW INCOME FUND

                                    [CHART]

                        Lehman Brothers
                     U.S. Aggregate Index              New Income Fund
11/30/1991                 10,000                          10,000
11/30/1992                 10,886                          10,765
11/30/1993                 12,072                          11,857
11/30/1994                 11,703                          11,552
11/30/1995                 13,767                          13,582
11/30/1996                 14,603                          14,280
11/30/1997                 15,706                          15,270
11/30/1998                 17,190                          16,088
11/30/1999                 17,183                          16,025
11/30/2000                 18,740                          17,350
11/30/2001                 20,832                          19,341


------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 11/30/01                      1 Year  3 Years  5 Years   10 Years
--------------------------------------------------------------------------------
New Income Fund                             11.48%  6.33%    6.26%     6.82%
--------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001


----------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                 6 Months        Year
                                    Ended       Ended
                                 11/30/01     5/31/01   5/31/00    5/31/99  5/31/98     5/31/97
NET ASSET VALUE
Beginning of period             $    8.53   $    8.07   $  8.50    $  9.09  $  8.77   $    8.70

Investment activities
   Net investment
   income (loss)                     0.25        0.53      0.52       0.54     0.57        0.58
   Net realized and
   unrealized gain (loss)            0.26        0.46     (0.43)     (0.45)    0.36        0.07
   Total from
   investment activities             0.51        0.99      0.09       0.09     0.93        0.65

Distributions
   Net investment income            (0.25)      (0.53)    (0.52)     (0.54)   (0.57)      (0.58)
   Net realized gain                    -           -         -      (0.14)   (0.04)          -
   Total distributions              (0.25)      (0.53)    (0.52)     (0.68)   (0.61)      (0.58)

NET ASSET VALUE
End of period                   $    8.79   $    8.53   $  8.07    $  8.50  $  9.09    $   8.77
                                ---------------------------------------------------------------

Ratios/Supplemental Data

Total return*                        6.01%      12.54%     1.13%      1.02%   10.84%       7.70%
Ratio of total expenses to
average net assets                   0.74%+      0.73%     0.73%      0.72%    0.71%       0.74%
Ratio of net investment
income (loss) to average
net assets                           5.63%+      6.30%     6.32%      6.16%    6.31%       6.65%
Portfolio turnover rate             198.7%+     112.1%     83.6%      94.3%   147.3%       87.1%
Net assets, end of period
(in millions)                   $   1,819   $   1,684   $ 1,633    $ 1,942  $ 2,076    $  1,711

*Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001


-------------------------
PORTFOLIO OF INVESTMENTS                                    Par/Shares   Value
--------------------------------------------------------------------------------
                                                               In thousands

CORPORATE BONDS AND NOTES 27.5%
Aerospace & Defense 0.5%
Northrop Grumman, 7.125%, 2/15/11(S)                        $    8,000     $       8,297
                                                                           -------------
                                                                                   8,297
                                                                           -------------
Automobiles and Related 1.1%
Ford Motor Credit, Sr. Notes, 5.80%, 1/12/09                    10,000             9,343
General Motors Acceptance Corp., 6.875%, 9/15/11(S)             10,000             9,878
                                                                           -------------
                                                                                  19,221
                                                                           -------------

Banking 3.1%
Banco Generale, Sr. Notes, (144a), 7.70%, 8/1/02                10,000            10,105
Banco Santiago, Sr. Sub. Notes, 7.00%, 7/18/07                   9,335             9,438
Capital One Bank, Sr. Notes, 8.25%, 6/15/05                     10,000            10,375
Colonial Bank, Sr. Sub. Notes, 9.375%, 6/1/11(S)                 7,700             8,222
Fleetboston Financial, 4.875%, 12/1/06                          10,500            10,379
MBNA America Bank, Sr. Notes, 6.50%, 6/20/06                     8,500             8,586
                                                                           -------------
                                                                                  57,105
                                                                           -------------

Cable Operators 0.8%
Clear Channel Communications, Sr. Notes, 7.875%, 6/15/05         3,400             3,553
Comcast Cable Communications, Sr. Notes, 6.75%, 1/30/11(S)      10,500            10,730
                                                                           -------------
                                                                                  14,283
                                                                           -------------

Conglomerates 0.4%
Hutchison Whampoa, Sr. Notes, (144a), 7.00%, 2/16/11             6,465             6,511
                                                                           -------------
                                                                                   6,511
                                                                           -------------
Electric Utilities 2.9%
American Electric Power, Sr. Notes, 6.125%, 5/15/06             10,500            10,781
Energy East, 5.75%, 11/15/06(S)                                  3,750             3,663
Exelon, (144a), 6.95%, 6/15/11                                   4,500             4,659
Firstenergy, 6.45%, 11/15/11                                     6,375             6,275
Korea Electric Power, Sr. Notes, 7.00%, 10/1/02                  5,500             5,657
PG&E National Energy, Sr. Notes, 10.375%, 5/16/11                7,590             8,539
PPL Energy Supply, Sr. Notes, (144a), 6.40%, 11/1/11             4,870             4,731
Sempra Energy, Sr. Notes, 6.80%, 7/1/04                          8,900             9,189
                                                                           -------------
                                                                                  53,494
                                                                           -------------

Electronic Components 0.4%
Arrow Electronics, Sr. Notes, 8.20%, 10/1/03                     6,200             6,453
                                                                           -------------
                                                                                   6,453
                                                                           -------------

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------

                                                            Par/Shares       Value
----------------------------------------------------------------------------------------
                                                            In thousands
Energy 1.2%
PDVSA Finance, Sr. Notes, 6.80%, 11/15/08ss.              $       8,000   $        7,284
YPF Sociedad Anonima
   Sr. Notes

     7.25%, 3/15/03                                              10,000            9,763
     10.00%, 11/2/28                                              4,660            4,567
                                                                          --------------
                                                                                  21,614
                                                                          --------------

Entertainment and Leisure 0.6%
International Speedway, Sr. Notes, 7.875%, 10/15/04              10,000           10,482
                                                                          --------------
                                                                                  10,482
                                                                          --------------

Finance and Credit 1.1%
American General Finance, Sr. Notes, 5.875%, 7/14/06              7,020            7,215
CIT Group, Sr. Notes, 5.50%, 2/15/04                              6,000            6,177
PHH, MTN, 8.125%, 2/3/03                                          7,000            7,260
                                                                          --------------
                                                                                  20,652
                                                                          --------------

Food Processing 0.8%
Kraft Foods, Sr. Notes, 4.625%, 11/1/06ss.                        7,375            7,291
McCormick, Sr. Notes, 6.40%, 2/1/06                               7,300            7,546
                                                                          --------------
                                                                                  14,837
                                                                          --------------

Foreign Government and Municipalities 0.7%
Banco Latinoamericano, Sr. Notes, 6.55%, 4/15/03                  7,900            8,011
Petroleos Mexicanos, Sr. Notes, 9.25%, 3/30/18                    5,000            5,160
                                                                          --------------
                                                                                  13,171
                                                                          --------------

Gas & Gas Transmission 0.3%
Williams Companies, Sr. Notes, 7.125%, 9/1/11ss.                  6,150            6,247
                                                                          --------------
                                                                                   6,247
                                                                          --------------

Insurance 1.1%
Chubb, Sr. Notes, 6.00%, 11/15/11                                10,500           10,478
Jefferson Pilot Capital Trust A, (144a), 8.14%, 1/15/46           3,000            3,068
Sun Life of Canada U.S. Capital Trust I, (144a)
        8.526%, 5/29/49                                           7,000            7,202
                                                                          --------------
                                                                                  20,748
                                                                          --------------

Investment Dealers 1.4%
Lehman Brothers, Sr. Notes, 7.875%, 8/15/10                       9,400           10,268
Morgan Stanley Dean Witter, Sr. Notes, 6.10%, 4/15/06ss.         15,000           15,567
                                                                          --------------
                                                                                  25,835
                                                                          --------------

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------

                                                            Par/Shares       Value
----------------------------------------------------------------------------------------
                                                                  In thousands
Long Distance 0.7%
AT&T, Sr. Notes, (144a), 8.00%, 11/15/31                $      6,325       $       6,417
Sprint Capital, Sr. Notes, 7.625%, 1/30/11(S)                  6,000               6,367
                                                                           -------------
                                                                                  12,784
                                                                           -------------
Manufacturing 0.3%
Tyco, Sr. Notes, 5.80%, 8/1/06(S)                              5,000               5,089
                                                                           -------------
                                                                                   5,089
                                                                           -------------

Media and Communications 0.4%
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31(S)                 7,400               7,903
                                                                           -------------
                                                                                   7,903
                                                                           -------------

Metals 0.5%
Alcoa, Sr. Notes, 6.00%, 1/15/12                               9,540               9,602
                                                                           -------------
                                                                                   9,602
                                                                           -------------

Metals and Mining 0.4%
Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                         8,000               7,724
                                                                           -------------
                                                                                   7,724
                                                                           -------------

Miscellaneous Consumer Products 0.1%
Eastman Kodak, Sr. Notes, 6.375%, 6/15/06                      1,350               1,332
                                                                           -------------
                                                                                   1,332
                                                                           -------------

Paper and Paper Products 1.2%
Celulosa Arauco Y Constitucion, Sr. Notes, 8.625%,
8/15/10                                                        7,500               8,007
International Paper, Sr. Notes, 8.125%, 7/8/05                 5,000               5,419
Weyerhaeuser, Sr. Notes, (144a), 5.95%, 11/1/08                8,900               8,765
                                                                           -------------
                                                                                  22,191
                                                                           -------------

Railroads 1.0%
CSX, Sr. Notes, 7.95%, 5/1/27                                  4,950               5,440
Norfolk Southern, Sr. Notes, 7.25%, 2/15/31                    4,950               5,064
Union Pacific, Sr. Notes, 6.65%, 1/15/11                       7,000               7,139
                                                                           -------------
                                                                                  17,643
                                                                           -------------

Real Estate 0.3%
Simon Debartolo, Sr. Notes, 6.875%, 11/15/06                   4,440               4,587
                                                                           -------------
                                                                                   4,587
                                                                           -------------

Retail 0.3%
Federated Department Stores, Sr. Notes, 6.625%, 4/1/11         2,980               2,969
Wal-Mart Stores, Sr. Notes, 5.45%, 8/1/06(S)                   2,300               2,369
                                                                           -------------
                                                                                   5,338
                                                                           -------------

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


                                                             Par/Shares            Value
----------------------------------------------------------------------------------------
                                                                    In thousands
Savings and Loan 0.3%
Greenpoint Bank, Sr. Sub. Notes, 9.25%, 10/1/10                $ 5,550     $       6,005
                                                                          --------------
                                                                                   6,005
                                                                          --------------
Supermarkets 1.3%
Delhaize America, Sr. Notes, (144a), 8.125%, 4/15/11            12,580            13,923
Kroger, Sr. Notes, 6.80%, 4/1/11                                10,000            10,370
                                                                          --------------
                                                                                  24,293
                                                                          --------------
Telephones 2.8%
Ameritech Capital Funding, Sr. Notes, 6.25%, 5/18/09            10,000            10,003
Bellsouth, Sr. Notes, 6.875%, 10/15/31                           5,250             5,457
CenturyTel, Sr. Notes, 8.375%, 10/15/10                          7,000             7,461
France Telecom, Sr. Notes, (144a), 7.20%, 3/1/06(S)             10,835            11,498
Qwest Capital Funding, Sr. Notes, 7.25%, 2/15/11(S)              7,900             7,952
Verizon Global Funding, Sr. Notes, 7.25%, 2/1/10(S)              8,000             8,659
                                                                          --------------
                                                                                  51,030
                                                                          --------------
Transportation (excluding Rail Road) 0.6%
Federal Express, ETC, 8.25%, 1/15/19                             9,674            10,024
                                                                          --------------
                                                                                  10,024
                                                                          --------------
Transportation Services 0.5%
Erac USA Finance, Sr. Notes, (144a), 8.00%, 1/15/11(S)           8,145             8,383
                                                                          --------------
                                                                                   8,383
                                                                          --------------
Wireline Communications 0.4%
Worldcom, Sr. Notes, 7.50%, 5/15/11                              7,100             7,269
                                                                          --------------
                                                                                   7,269
                                                                          --------------
Total Corporate Bonds and Notes (Cost $ 489,045)                                 500,147
                                                                          --------------

ASSET-BACKED SECURITIES 7.5%
Airlines 1.0%
Atlas Air, 7.63%, 1/2/15                                         9,386             8,275
Continental Airlines
7.568%, 12/1/06                                                  3,210             2,279
8.312%, 4/2/11                                                   7,743             6,626
                                                                          --------------
                                                                                  17,180
                                                                          --------------
Auto-Backed 1.3%
Nissan Auto Receivables Owner Trust, 5.75%, 6/15/06             10,097            10,561
Provident Auto Lease Trust, 7.73%, 10/14/07                      5,082             5,261

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


                                                      Par/Shares           Value
--------------------------------------------------------------------------------
                                                             In thousands
USAA Auto Owner Trust
      3.20%, 2/15/06                                   $   5,100  $        5,071
      3.91%, 4/16/07                                       3,100           3,070
                                                                  --------------
                                                                          23,963
                                                                  --------------
Credit Card-Backed 2.6%
Citibank Credit Card Issuance Trust
      6.90%, 10/17/07(S)                                  15,900          17,265
      7.45%, 9/15/07                                      11,075          11,814
MBNA Credit Card Master Note Trust, 5.75%, 10/15/08(S)    16,950          17,624
                                                                  --------------
                                                                          46,703
                                                                  --------------
Recreational Vehicles 1.7%
Chase Manhattan Auto Owner Trust, 3.75%, 5/15/08           5,353           5,275
Chase Manhattan RV Owner Trust, 6.54%, 8/15/17            11,795          11,901
CIT RV Trust, 6.35%, 4/15/11                              13,375          13,960
                                                                  --------------
                                                                          31,136
                                                                  --------------
Stranded Asset 0.9%
Reliant Energy Transition Bond, 5.63%, 9/15/15            17,147          16,864
                                                                  --------------
                                                                          16,864
                                                                  --------------
Total Asset-Backed Securities (Cost $ 136,175)                           135,846
                                                                  --------------

EQUITY AND CONVERTIBLE SECURITIES 2.4%
Banking 0.0%
Silicon Valley Bancshares, Pfd., 8.25%, 6/15/08               30             678
                                                                  --------------
                                                                             678
                                                                  --------------
Building and Real Estate 0.6%
Equity Office Properties Trust, Cv. Pfd, (Series B),
      5.25%, 5/15/08                                          30           1,353
Reckson Associates Realty, REIT, Cv. Pfd., (Series A)
      7.625%, 12/31/49                                       429          10,091
                                                                  --------------
                                                                          11,444
                                                                  --------------

Computer Service & Software 0.2%
Juniper Networks, Cv. Pfd., 4.75%, 3/15/07                 5,000           3,686
                                                                  --------------
                                                                           3,686
                                                                  --------------

Electronic Components 0.1%
Analog Devices, CV. Sub. Notes, 4.75%, 10/1/05             2,000           1,914
                                                                  --------------
                                                                           1,914
                                                                  --------------
Media and Communications 0.3%
Mediaone Group, Cv. Pfd., 7.00%, 11/15/02(S)                 203           5,540
                                                                  --------------
                                                                           5,540
                                                                  --------------

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


                                                                               Par/Shares        Value
------------------------------------------------------------------------------------------------------
                                                                                          In thousands
Miscellaneous Business Services 0.5%
Waste Management, Cv. Sr. Sub. Notes, 4.00%, 2/1/02                           $    8,000  $      8,043
                                                                                          ------------
                                                                                                 8,043
                                                                                          ------------
Paper and Paper Products 0.1%
International Paper Capital Trust, Cv. Pfd., 5.25%, 12/31/49(S)                       52         2,417
                                                                                          ------------
                                                                                                 2,417
                                                                                          ------------
Railroads 0.1%
Union Pacific Capital Trust, Cv. Pfd., 6.25%, 4/1/08(S)                               50         2,376
                                                                                          ------------
                                                                                                 2,376
                                                                                          ------------
Telecommunications 0.3%
Cienna, Cv. Sr. Notes, 3.75%, 2/1/08                                               7,750         5,047
                                                                                          ------------
                                                                                                 5,047
                                                                                          ------------
Telecom Equipment 0.2%
Corning, Cv. Deb., Zero Coupon, 11/8/15                                            5,606         2,980
                                                                                          ------------
                                                                                                 2,980
                                                                                          ------------
Total Equity and Convertible Securities (Cost $ 43,946)                                         44,125
                                                                                          ------------

NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 10.1%

Commercial Mortgage-Backed 2.2%
COMM 2000, CMO, 7.494%, 4/15/10                                                    8,400         9,102
JP Morgan Chase Commercial Mortgage Securities, CMO
      6.244%, 4/15/35                                                              9,900        10,184
Prudential Securities Secured Financing, CMO, 6.074%, 1/15/08                     11,074        11,438
Salomon Brothers Mortgage Securities VII, CMO, 6.226%, 12/18/35                    9,450         9,742
                                                                                          ------------
                                                                                                40,466
                                                                                          ------------
Home Equity Loans-Backed 5.2%
Bankboston Home Equity Loan Trust, 6.35%, 2/25/13                                  6,906         7,214
Chase Funding Mortgage Loan, 6.59%, 5/25/28                                        5,053         5,214
GE Capital Mortgage Services, REMIC, 6.465%, 6/25/28                              12,832        13,271
GSR Mortgage Loan Trust, 4.612%, 11/25/31                                         18,736        18,718
Mellon Residential Funding, 5.945%, 2/25/11                                       17,750        18,278
Money Store Home Equity Trust
      6.90%, 7/15/38                                                              10,532        11,008
      6.985%, 10/15/16                                                             6,000         6,119
      7.91%, 5/15/24                                                              13,159        13,726
                                                                                          ------------
                                                                                                93,548
                                                                                          ------------
Whole Loans-Backed 2.7%
Countrywide Mortgage Backed Securities, CMO, 6.75%, 11/25/23                       4,785         4,891
GE Capital Mortgage Services, REMIC, 6.75%, 8/25/28                               13,962        14,619

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------

                                                             Par/Shares            Value
-----------------------------------------------------------------------------------------
                                                                    In thousands
Norwest Asset Securities, CMO, 6.75%, 10/25/28           $       11,586     $     11,640
Residential Accredit Loans, CMO
     6.75%, 7/25/28                                               7,500            7,709
     7.25%, 11/25/27                                             10,133           10,390
                                                                                  49,249

Total Non-U.S. Government Mortgage-Backed Securities                        ------------
  (Cost $179,214)                                                           $    183,263
                                                                            ------------

U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 21.5%

U.S. Government Agency Obligations 12.4%
Federal Home Loan Mortgage
     5.50%, 4/1/29                                                4,253            4,100
     6.50%, 11/1/04 - 6/1/24                                     16,848           17,233
     7.00%, 2/1/24 - 8/1/31                                       5,564            5,742
     7.50%, 5/1 - 6/1/24                                          2,396            2,510
     8.00%, 6/1/08                                                   15               15
     10.50%, 7/1/11 - 8/1/20                                        187              206
     11.00%, 1/1/16 - 7/1/20                                        146              166
   CMO
     6.35%, 3/15/31                                               9,864           10,109
     6.50%, 7/15/11                                              13,944           14,286
     7.00%, 11/15/22                                              5,872            6,114
   Principal Only, 8/1/28                                         5,768            4,652
   Federal National Mortgage Assn.
     6.00%, 4/1/14 - 1/1/29                                      30,453           30,661
     6.50%, 4/1/15                                               15,970           16,429
     7.00%, 11/1/14 - 12/1/15                                    13,631           14,176
     8.75%, 3/1/10                                                    4                4
   CMO, 6.50%, 7/25/16                                            4,923            5,088
   TBA, 6.50%, 1/1/31                                            93,600           94,302
                                                                            ------------
                                                                                 225,793
                                                                            ------------
U.S. Government Guaranteed Obligations  9.1%
Government National Mortgage Assn.

     6.00%, 3/15 - 11/15/31                                      48,623           48,331
     6.50%, 8/15/25 - 5/15/29                                    18,258           18,593
     7.00%, 3/15/13 - 4/15/28                                    40,147           41,722
     7.50%, 8/15/16 - 8/15/28                                     7,498            7,873
     8.00%, 7/15/16 - 10/15/27                                   23,011           24,556

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------

                                                             Par/Shares            Value
-----------------------------------------------------------------------------------------
                                                                     In thousands
       8.50%, 9/15/16 - 7/15/23                           $       4,680     $      5,073
       9.00%, 1/15/09 - 11/15/19                                    566              621
       9.50%, 6/15/09 - 3/15/25                                     220              237
       11.00%, 12/15/09 - 1/15/21                                 4,965            5,626
       11.50%, 3/15/10 - 10/15/15                                   704              803
     GPM, I, 10.25%, 4/15/16 - 11/15/20                             769              851
     II

       6.50%, 3/20/31                                                92               93
       7.00%, 12/20/23 - 11/20/28                                 5,230            5,399
       8.50%, 9/20/26                                                20               21
       9.00%, 6/20/16 - 2/20/18                                     361              392
     CMO, Principal Only, Zero Coupon, 3/16/28                    6,259            5,317
                                                                            ------------
                                                                                 165,508
                                                                            ------------
     Total U.S. Government Mortgage-Backed (Cost $382,387)                       391,301
     Securities                                                             ------------


     U.S. GOVERNMENT OBLIGATIONS/AGENCIES 27.6%

     U.S. Government Agency Obligations 6.1%
     Federal Home Loan Mortgage
       5.25%, 1/15/06 (EUR)                                      19,000           17,707
       6.75%, 3/15/31                                            15,760           17,155
       6.875%, 1/15/05(S)                                         4,750            5,167
       7.00%, 3/15/10(S)                                         18,575           20,676
     Federal National Mortgage Assn.
       5.75%, 2/15/08(S)                                         15,045           15,674
       6.25%, 2/1/11                                              8,740            9,114
       7.125%, 1/15/30                                           21,700           24,632
                                                                            ------------
                                                                                 110,125
                                                                            ------------

     U.S. Treasury Obligations 21.5%
     U.S. Treasury Bonds
       5.50%, 8/15/28                                            11,500           11,466
       6.00%, 2/15/26(S)                                          4,770            5,038
       6.25%, 8/15/23(S)                                         25,500           27,682
       6.50%, 11/15/26(S)                                        37,800           42,553
       7.50%, 11/15/16(S)                                        31,000           37,508
     U.S. Treasury Notes
       3.50%, 11/15/06                                            6,015            5,866
       4.25%, 11/15/03(S)                                         2,490            2,559

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------

                                                        Par/Shares             Value
-------------------------------------------------------------------------------------
                                                               In thousands
    4.625%, 5/15/06                                     $   58,825       $    60,384
    4.75%, 11/15/08(S)                                       7,125             7,221
    5.00%, 8/15/11                                           5,200             5,301
    5.625%, 5/15/08(S)                                      10,500            11,189
    5.875%, 11/15/04(S)                                      8,520             9,104
    6.25%, 2/15/07(S)                                       15,800            17,317
    6.50%, 8/15/05-2/15/10(S)                              124,675           137,030
   U.S. Treasury Striped Interest Payment
    Zero Coupon, 5/15/20(S)                                 32,250            11,278
                                                                         -----------
                                                                             391,496
                                                                         -----------
   Total U.S. Government Obligations/Agencies
   (Cost $498,333)                                                           501,621
                                                                         -----------
   FOREIGN GOVERNMENT
   OBLIGATIONS/AGENCIES 1.1%
   Foreign Government Backed 1.1%
   United Kingdom Treasury, 7.50%, 12/7/06 (GBP)            12,025            19,267
                                                                         -----------
   Total Foreign Government Obligations/Agencies                              19,267
   (Cost $19,945)                                                        -----------

   OPTIONS PURCHASED 0.0%
   Cienna, Contracts, Put, 1/18/03 @ $20.00 *                   28               201
   Juniper Networks, Contracts, Put, 1/18/03 @
   $22.00 *                                                     25               174
   Vodafone, Contracts, Put, 1/18/03 @ $20.00 *                 18                32
   Vodafone, Contracts, Put, 1/18/03 @ $25.00 *                 92               368
                                                                         -----------
   Total Options Purchased (Cost $991)                                           775
                                                                         -----------

   OPTIONS WRITTEN 0.0%
   Vodafone, Contracts, Call, 1/18/03 @ $20.00 *               (17)             (130)
   Vodafone, Contracts, Call, 1/18/03 @ $25.00 *               (92)             (433)
                                                                         -----------
   Total Options Written (Cost $(475))                                          (563)
                                                                         -----------
   MONEY MARKET FUNDS  6.6%
   T. Rowe Price Reserve Investment Fund, 2.70% #          120,528           120,528
                                                                         -----------
   Total Money Market Funds (Cost $120,528)                                  120,528
                                                                         -----------

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------

                                                                                      Value
--------------------------------------------------------------------------------------------
                                                                               In thousands

   Total Investments in Securities
   104.3% of Net Assets (Cost $1,870,089)                                        $1,896,310

   Forward Currency Exchange Contracts
   In thousands

                                                                      Unrealized
   Counterparty     Settlement  Receive            Deliver            Gain (Loss)
   ------------     ----------  ----------         ----------         -----------
   Barclay's          12/3/01   USD 16,047         CAD 25,500         $       182
   Barclay's          12/3/01   CAD 25,500         USD 16,012                (148)
                                                                      -----------

Net unrealized gain (loss) on open
forward currency exchange contracts                                                      34

Futures Contracts

                                                     Contract       Unrealized
                                         Expiration  Value          Gain (Loss)
                                         ----------  ---------      -----------
                                                       In thousands
Short, 400 U.S. Treasury 5 year
contracts, $425,000 of cash pledged
as initial margin                          12/01     $ (43,275)       $     (88)
Short, 250 U.S. Treasury 10 year
contracts, $375,000 of cash pledged
as initial margin                          12/01       (27,063)            (255)
Net payments (receipts) of variation
margin to date                                                              185
                                                                    -----------
Variation margin receivable
(payable) on open futures contracts                                                    (158)

Other Assets Less Liabilities                                                       (77,208)
                                                                                 ----------

NET ASSETS                                                                       $1,818,978
                                                                                 ----------

   #   Seven-day yield
   P.  Private Placement
  (S)  All or a portion of this security is on loan at November 30, 2001-See
       Note 2.
  CMO  Collateralized Mortgage Obligation
  ETC  Equipment Trust Certificate
  GPM  Graduated Payment Mortgage
  MTN  Medium Term Note
 REIT  Real Estate Investment Trust
REMIC  Real Estate Mortgage Investment Conduit
  TBA  To be announced security was purchased on a forward commitment basis
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 4.7% of net assets.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001


-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value (cost $1,870,089)              $  1,896,310

Securities lending collateral                                           416,801

Other assets                                                             48,938
                                                                   ------------
Total assets                                                          2,362,049
                                                                   ------------

Liabilities

Payable for investment securities purchased                             123,955

Obligation to return securities lending collateral                      416,801

Other liabilities                                                         2,315
                                                                   ------------
Total liabilities                                                       543,071
                                                                   ------------

NET ASSETS                                                         $  1,818,978
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $      2,697

Undistributed net realized gain (loss)                                  (49,766)

Net unrealized gain (loss)                                               25,912

Paid-in-capital applicable to 206,989,333 shares of
$1.00 par value capital stock outstanding;
300,000,000 shares authorized                                         1,840,135
                                                                   ------------

NET ASSETS                                                         $  1,818,978
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       8.79
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------
Unaudited


-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                      6 Months
                                                                         Ended
                                                                      11/30/01

Investment Income (Loss)

Income
  Interest                                                            $  53,743
  Dividend                                                                  917
  Securities lending                                                        850
  Other                                                                      80
                                                                      ---------
Total income                                                             55,590
                                                                      ---------

Expenses

  Investment management                                                   4,107
  Shareholder servicing                                                   2,134
  Custody and accounting                                                    114
  Prospectus and shareholder reports                                         31
  Directors                                                                  18
  Registration                                                                8
  Legal and audit                                                             7
  Proxy and annual meeting                                                    2
  Miscellaneous                                                               5
                                                                      ---------
  Total expenses                                                          6,426
  Expenses paid indirectly                                                  (17)
                                                                      ---------
  Net expenses                                                            6,409
                                                                      ---------
Net investment income (loss)                                             49,181
                                                                      ---------

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                             31,413
  Futures                                                                 1,766
  Written options                                                            49
  Foreign currency transactions                                            (886)
                                                                      ---------
  Net realized gain (loss)                                               32,342
                                                                      ---------

Change in net unrealized gain (loss)

  Securities                                                             17,792
  Futures                                                                   341
  Written options                                                           674
  Other assets and liabilities
  denominated in foreign currencies                                          38
                                                                      ---------
  Change in net unrealized gain (loss)                                   18,845
                                                                      ---------
Net realized and unrealized gain (loss)                                  51,187
                                                                      ---------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 100,368
                                                                      ---------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                    6 Months              Year
                                                                       Ended             Ended
                                                                    11/30/01           5/31/01

Increase (Decrease) in Net Assets
Operations
 Net investment income (loss)                                 $       49,181   $       106,378
 Net realized gain (loss)                                             32,342             6,299
 Change in net unrealized gain (loss)                                 18,845            87,117
                                                              --------------------------------
 Increase (decrease) in net assets from operations                   100,368           199,794
                                                              --------------------------------
Distributions to shareholders
 Net investment income                                               (49,158)         (106,306)
                                                              --------------------------------
Capital share transactions *
 Shares sold                                                         171,864           240,495
 Distributions reinvested                                             46,428            99,203
 Shares redeemed                                                    (134,819)         (381,670)
                                                              --------------------------------
 Increase (decrease) in net assets from capital
 share transactions                                                   83,473           (41,972)
                                                              --------------------------------
Net Assets

Increase (decrease) during period                                    134,683            51,516
Beginning of period                                                1,684,295         1,632,779
                                                              --------------------------------
End of period                                                 $    1,818,978   $     1,684,295
                                                              --------------------------------
*Share information
  Shares sold                                                         19,622            28,496
  Distributions reinvested                                             5,303            11,807
  Shares redeemed                                                    (15,460)          (45,218)
                                                              --------------------------------
  Increase (decrease) in shares outstanding                            9,465            (4,915)


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 2001


-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on October 12, 1973. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value using a bid-side valuation as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. In the absence of a last sale price, purchased and written options are valued at the mean of the latest bid and asked prices. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------

the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to June 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $189,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the six months ended November 30, 2001, the effect of this change was to decrease net investment income by $59,000, decrease net realized gain/loss on securities by $81,000, and increase net unrealized gain/loss on securities by $140,000. This change had no effect on the fund's net assets or total return.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchanges contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts During the six months ended November 30, 2001, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts During the six months ended November 30, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Options Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value. Transactions in options written and related premiums received during the six months ended November 30, 2001, were as follows:

                                                             Number of
                                                             Contracts           Premiums
                                                             ---------           --------
Outstanding at beginning of period                                 175        $   223,000
Written                                                          1,270            669,000
Exercised                                                            -                  -
Expired                                                              -                  -
Closed                                                            (350)          (417,000)
                                                             ----------------------------
Outstanding at end of period                                     1,095        $   475,000
                                                             ----------------------------

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At November 30, 2001, the value of loaned securities was $405,514,000; aggregate collateral consisted of $416,801,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term securities and U.S. government securities, aggregated $660,700,000 and $809,005,000, respectively, for the six months ended November 30, 2001. Purchases and sales of U.S. government securities aggregated $1,118,386,000 and $892,022,000, respectively, for the six months ended November 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income. As of May 31, 2001, the fund had $75,984,000 of capital loss carry-forwards, $1,953,000 of which expires in 2007, $36,493,000 in 2008, and
$37,538,000 in 2009. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At November 30, 2001, the cost of investments for federal income tax purposes was $1,870,419,000. Net unrealized gain aggregated $25,892,000 at period end, of which $39,002,000 related to appreciated investments and $13,110,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $701,000 was payable at November 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $1,204,000 for the six months ended November 30, 2001, of which $256,000 was payable at period end.

Additionally, the fund is one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying Price funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying Price funds, Price Associates, and, in the case of T. Rowe Price Spectrum International, T. Rowe Price International. For the six months then ended, the fund was allocated $801,000 of Spectrum expenses, $183,000 of which was payable at period-end. At November 30, 2001, approximately 35% of the outstanding shares of the fund were held by Spectrum Income.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 2001, totaled $918,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE NEW INCOME FUND
--------------------------------------------------------------------------------


----------------------
ANNUAL MEETING RESULTS
--------------------------------------------------------------------------------

The T. Rowe Price New Income Fund held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund.

The results of voting were as follows (by number of shares):

M. David Testa
Affirmative:            157,599,363.711
Withhold:                   861,220.710

Total:                  158,460,584.421

William T. Reynolds
Affirmative:            157,620,414.153
Withhold:                   840,170.268

Total:                  158,460,584.421

Calvin W. Burnett
Affirmative:            157,409,505.813
Withhold:                 1,051,078.608

Total:                  158,460,584.421

Anthony W. Deering
Affirmative:            157,622,758.782
Withhold:                   837,825.639

Total:                  158,460,584.421

Donald W. Dick, Jr.
Affirmative:            157,566,599.646
Withhold:                   893,984.775

Total:                  158,460,584.421

David K. Fagin
Affirmative:            157,556,233.587
Withhold:                   904,350.834

Total:                  158,460,584.421

F. Pierce Linaweaver
Affirmative:            157,524,553.081
Withhold:                   936,031.340

Total:                  158,460,584.421

Hanne M. Merriman
Affirmative:            157,534,576.369
Withhold:                   926,008.052

Total:                  158,460,584.421

John G. Schreiber
Affirmative:            157,601,660.195
Withhold:                   858,924.226

Total:                  158,460,584.421

Hubert D. Vos
Affirmative:            157,502,913.621
Withhold:                   957,670.800

Total:                  158,460,584.421

Paul M. Wythes
Affirmative:            157,568,984.324
Withhold:                   891,600.097

Total:                  158,460,584.421

James S. Riepe
Affirmative:            157,583,345.666
Withhold:                   877,238.755

Total:                  158,460,584.421

T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------


INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

Automated 24-Hour Services Including Tele*Access(R)and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

Automatic Withdrawal. Scheduled, automatic redemptions.

IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *

Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

T. Rowe Price Report. Quarterly investment newsletter.

Performance Update. Quarterly review of all T. Rowe Price fund results.

Insights. Educational reports on investment strategies and markets.

Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guides, and Tax Considerations Guide.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------


T. ROWE PRICE RETIREMENT SERVICES

T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

Rollover Investment Service offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts reflect your desired asset allocation.

Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

INVESTMENT VEHICLES
--------------------------------------------------------------------------------

Individual Retirement Accounts (IRAs)
No-Load Variable Annuities
Small Business Retirement Plans

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS
-----------

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS
-------------------

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
----------

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
-------------------

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
--------------------------

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
** Closed to new investors.
+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

[LOGO] T. Rowe Price      T. Rowe Price Investment Services, Inc.
                          100 East Pratt Street
                          Baltimore, MD 21202

                                                              F43-051 11/30/01 D